UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

           (Address of principal executive offices)      (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund
		Schedule of Investments
		April 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Air Transportation, Scheduled
74,650	Allegiant Travel Company	$ 3,349,546	1.03%

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
125,209	AAON Inc.	4,113,116	1.27%

Broadwoven Fabric Mills, Man Made Fiber & Silk
180,200	Xerium Technologies Inc. *	4,155,412	1.28%

Canned, Frozen & Preserved Fruit and Vegetables
139,968	Overhill Farms Inc. *	862,203	0.27%

Chemicals & Allied Products
136,070	Arch Chemicals Inc.	5,261,827
283,500	Solutia Inc. *	7,470,225
		12,732,052	3.93%

Computer Communications Equipment
282,576	Electronics for Imaging, Inc. *	5,075,065	1.57%

Computer Storage Devices
229,300	IEC Electronics Corp. *	1,988,031	0.61%

Converted Paper & Paperboard Products (No Containers/Boxes)
154,800	Bemis Co. Inc.	4,851,432	1.50%

Crude Petroleum & Natural Gas
156,010	Brigham Exploration Co. *	5,226,335
49,300	Georesources, Inc. *	1,430,686
164,200	Gulfport Energy Corp. *	5,584,442
219,730	Northern Oil and Gas, Inc. *	5,220,785
69,200	Whiting Petroleum Corp. *	4,809,400
		22,271,648	6.88%

Cutlery, Handtools & General Hardware
237,097	Lifetime Brands, Inc. *	3,774,584	1.17%

Electric Lighting & Wiring Equipment
44,950	Thomas & Betts Corp. *	2,605,752	0.80%

Electronic Components & Accessories
182,970	CTS Corp.	2,010,840
416,160	Vishay Intertechnology Inc. *	7,940,333
		9,951,173	3.07%

Electronic Components, NEC
693,060	Power-One, Inc. *	5,717,745	1.77%

Electronic Housewares & Fans
156,400	Helen of Troy, Ltd. *	4,867,168	1.50%

Fabricated Plate Work (Boiler Shops)
166,460	Global Power Equipment Group Inc. *	4,704,160	1.45%

Fabricated Rubber Products, NEC
621,600	OMNOVA Solutions Inc. *	5,283,600
65,200	West Pharmaceutical Services, Inc.	3,080,048
		8,363,648	2.58%

Fire, Marine & Casualty Insurance
20,479	Baldwin & Lyons Inc. Class B	472,860
119,360	Platinum Underwriters Holdings Ltd. (Bermuda)	4,513,002
79,400	RLI Corp.	4,703,656
		9,689,518	2.99%

Food & Kindred Products
143,270	Flowers Foods Inc.	4,378,331	1.35%

Glass Products, Made of Purchased Glass
330,620	Apogee Enterprises, Inc.	4,721,254	1.46%

Greeting Cards
68,352	CSS Industries Inc.	1,317,827	0.41%

Insurance Carriers, NEC
191,435	Hallmark Financial Services Inc. *	1,636,769	0.51%

Life Insurance
22,650	National Western Life Insurance Company Class A	3,648,235
221,290	Primerica, Inc.	5,116,225
		8,764,460	2.71%

Miscellaneous Furniture & Fixtures
223,760	Knoll Inc.	4,392,409	1.36%

Mortgage Bankers & Loan Correspondents
918,580	Ocwen Financial Corp. *	10,995,403	3.39%

Motor Vehicle Parts & Accessories
194,400	Drew Industries Inc. *	4,679,208	1.44%

National Commercial Banks
209,630	Community Bank System Inc.	5,244,943
69,020	Park National Corp.	4,767,901
148,100	Sterling Bancorp	1,532,835
75,980	Suffolk Bancorp	1,246,832
		12,792,511	3.95%

Operative Builders
369,176	M/I Homes, Inc. *	4,906,349	1.51%

Paper Mills
240,990	KapStone Paper and Packaging Co. *	4,188,406	1.29%

Plastic Materials, Synth Resin
273,040	Hexcel Corp. *	5,878,551
513,500	Landec Corp. *	3,327,480
274,105	Polyone Corp. *	3,969,040
		13,175,071	4.07%

Printed Circuit Boards
496,590	DDi Corp.	4,772,230	1.47%

Pulp Mills
312,928	Mercer International Inc. (Canada) *	3,808,334	1.18%

Refrigeration & Service Industries
183,100	Standex International Corp.	6,694,136	2.07%

Retail - Auto & Home Supply Stores
433,705	Pep Boys - Manny, Moe & Jack	5,941,758	1.83%

Retail - Miscellaneous Shopping
149,660	Cabela's Inc. Class A *	3,822,316	1.18%

Retail - Retail Stores, NEC
280,160	Sally Beauty Holdings Inc. *	4,143,566	1.28%

Retail - Women's Clothing Stores
128,180	Destination Maternity Corporation	2,995,567	0.92%

Rolling Drawing & Extruding of Nonferrous Metals
147,685	RTI International Metals Inc. *	4,717,059	1.46%

Semiconductors & Related Devices
219,625	Fairchild Semiconductor International *	4,605,536
512,070	GT Solar International, Inc. *	5,719,822
		10,325,358	3.19%

Service Industries for the Printing Trade
108,800	Schawk, Inc.	2,051,968	0.63%

Services - Computer Integrated Systems Design
96,350	SYNNEX Corporation *	3,230,616	1.00%

Services - Consumer Credit Reports
122,600	Altisource Portfolio Solutions S.A. (Luxembourg) *	3,982,048	1.23%

Services - Educational Services
166,330	Nobel Learning Communities Inc. *	1,654,983
257,870	Universal Technical Institute Inc. *	4,659,711
		6,314,694	1.95%

Services - Equipment Rental & Leasing, NEC
259,955	CAI International Inc. *	6,540,468
166,400	McGrath Rentcorp	4,724,096
135,500	Rent-A-Center Inc.	4,125,975
62,300	Textainer Group Holdings Limited	2,209,158
		17,599,697	5.43%

Services - Hospitals
86,800	Magellan Health Services Inc. *	4,515,336	1.39%

Services - Mailing, Reproduction, Commercial Art & Photography
462,300	American Reprographics Co. *	4,137,585	1.28%

Services - Membership Organizations
260,989	Interval Leisure Group, Inc. *	4,194,093	1.29%

Short-Term Business Credit Institutions
324,033	Asta Funding Inc.	2,627,908	0.81%

Special Industry Machinery (No Metalworking Machinery)
152,800	John Bean Technologies Corporation	3,088,088	0.95%

Special Industry Machinery, NEC
31,500	Veeco Instruments Inc. *	1,610,595	0.50%

State Commercial Banks
202,100	Bryn Mawr Bank Corp.	4,072,315
217,130	Columbia Banking System Inc.	4,095,072
477,760	CVB Financial Corp.	4,653,382
28,650	First Bancorp	400,527
87,700	First Financial Bankshares, Inc.	4,860,334
132,640	Hancock Holding Co.	4,332,022
		22,413,652	6.92%

Surgical & Medical Instruments & Apparatus
56,525	Hill-Rom Holdings, Inc.	2,544,190	0.79%

Textile Mill Products
261,560	Lydall Inc. *	2,550,210	0.79%

Truck & Bus Bodies
95,825	Miller Industries Inc.	1,515,951	0.47%

Wholesale - Durable Goods
54,301	School Specialty Inc. *	804,198	0.25%

Total for Common Stock (Cost $256,165,420)		$ 315,421,404	97.38%

CASH EQUIVALENTS
13,324,931	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	13,324,931	4.12%
(Cost $13,324,931)

Total Investment Securities		328,746,335	101.50%
	(Cost $269,490,351)

Liabilities In Excess of Other Assets		(4,852,750)	-1.50%

Net Assets		$ 323,893,585	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2011.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund
		Schedule of Investments
		April 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
700	Assurant, Inc.	$ 27,790	1.92%

Aircraft & Parts
380	Triumph Group, Inc.	32,726	2.27%

Apparel & Other Finished Products of Fabrics & Similar Material
1,090	Carter's, Inc. *	33,703	2.33%

Chemicals & Allied Products
1,445	Solutia Inc. *	38,076	2.64%

Converted Paper & Paperboard Products (No Containers/Boxes)
910	Avery Dennison Corp.	37,983
985	Bemis Co. Inc.	30,870
		68,853	4.77%

Crude Petroleum & Natural Gas
965	Brigham Exploration Co. *	32,327
1,100	Northern Oil and Gas, Inc. *	26,136
370	Whiting Petroleum Corp. *	25,715
		84,178	5.83%

Electronic Components & Accessories
1,780	Vishay Intertechnology Inc. *	33,962	2.35%

Fire, Marine & Casualty Insurance
605	Endurance Specialty Holdings Ltd.	26,838
520	ProAssurance Corp. *	34,528
530	RLI Corp.	31,397
		92,763	6.41%

Food & Kindred Products
1,290	Flowers Foods Inc.	39,422	2.73%

Metalworking Machinery & Equipment
405	Lincoln Electric Holdings, Inc.	31,825	2.20%

Mortgage Bankers & Loan Correspondents
3,810	Ocwen Financial Corp. *	45,606	3.16%

Motor Vehicles & Passenger Car Bodies
1,225	Oshkosh Corp. *	38,783	2.69%

Motor Vehicles Parts & Accessories
470	Visteon Corp. *	31,692	2.19%

National Commercial Banks
600	City National Corp.	34,266
2,010	First Financial Bancorp.	33,125
		67,391	4.67%

Operative Builders
1,610	Lennar Corp. - Class A	30,574	2.12%

Papers & Allied Products
5,050	Boise Inc.	49,591	3.43%

Plastic Materials, Synth Resin
1,915	Hexcel Corp. *	41,230	2.85%

Plastics Products, NEC
570	AptarGroup, Inc.	29,897	2.07%

Retail - Auto & Home Supply Stores
3,240	Pep Boys - Manny, Moe & Jack	44,388	3.07%

Retail - Radio, Tv & Consumer Electronics Stores
2,420	RadioShack Corporation	38,260	2.65%

Retail - Retail Stores, NEC
2,300	Sally Beauty Holdings Inc. *	34,017	2.36%

Retail - Variety Stores
825	Big Lots, Inc. *	33,916	2.35%

Savings Institution, Federally Chartered
2,970	Umpqua Holding Corp.	34,511	2.39%

Semiconductors & Related Devices
2,920	GT Solar International, Inc. *	32,616
1,010	International Rectifier Corp. *	34,906
		67,522	4.68%

Services - Advertising Agencies
3,250	Interpublic Group of Companies	38,188	2.64%

Services - Equipment Rental & Leasing, NEC
1,000	Rent-A-Center Inc.	30,450	2.11%

Services - Hospitals
1,645	HealthSouth Corp. *	42,161
575	Magellan Health Services, Inc. *	29,912
		72,073	4.99%

Services - Membership Organizations
1,930	Interval Leisure Group, Inc. *	31,015	2.15%

Short-Term Business Credit Institutions
440	Church & Dwight Co.	36,291	2.51%

Special Industry Machinery, NEC
560	Veeco Instruments Inc. *	28,633	1.98%

State Commercial Banks
575	IberiaBank Corp.	34,506
640	First Financial Bankshares, Inc.	35,468
		69,974	4.86%

Surgical & Medical Instruments & Apparatus
845	Hill-Rom Holdings, Inc.	38,033	2.63%

Water Transportation
525	Alexander & Baldwin, Inc.	27,668	1.91%

Total for Common Stock (Cost $1,332,642)		$ 1,443,001	99.91%

CASH EQUIVALENTS
3,409	Fidelity Institutional Treasury Money Market Fund -	3,409	0.24%
	Class I 0.01% **
(Cost $3,409)

Total Investment Securities		1,446,410	100.15%
	(Cost $1,336,051)

Liabilities In Excess of Other Assets		(2,159)	-0.15%

Net Assets		$ 1,444,251	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2011.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2011 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                    Small Cap Value Fund           Select Value Fund

Cost of Investments

$269,490,351

                       $1,336,051

Gross Unrealized Appreciation

$63,108,016

                           $131,871

Gross Unrealized Depreciation

           ($3,852,032)

                          ($21,512)

Net Unrealized Appreciation

   (Depreciation) on Investments

 $59,255,984

                          $110,359

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken on the Funds’ 2011 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2011:

Small Cap Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$315,421,404	$0	$0	$315,421,404
Money Market Funds	$13,324,931	$0	$0	$13,324,931
Total	$328,746,335	$0	$0	$328,746,335

Select Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,443,001	$0	$0	$1,443,001
Money Market Funds	$3,409	$0	$0	$3,409
Total	$1,446,410	$0	$0	$1,446,410

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended April 30, 2011.  There were no transfers into or out of Level 1 or Level 2 during the period ended April 30, 2011.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By:  /s/ John B. Walthausen

       John B. Walthausen

       President

Date:            June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John B. Walthausen

       John B. Walthausen

       President

Date:            June 28, 2011

By:  /s/ Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:            June 28, 2011